UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2007

Date of reporting period: March 31, 2007

Item 1. Report to Stockholders.

Semiannual Report

March 31, 2007

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

May 1, 2007

Dear Fellow Shareholders:

We would like to thank you for your investment in the Rigel Large Cap Growth Equity Fund (the “Fund”). As portfolio managers of the Fund, we are pleased to submit our semi-annual report for the period from inception on October 1st, 2006 through March 31, 2007.

Market Commentary

A sharp rally in the markets, which started in the third, and continued into the fourth quarter of calendar year 2006, had distinctly cyclical and narrow leadership. This was apparent within the Russell 1000 Growth Index, as Consumer Discretionary, Materials and Energy each lead the charge. Critical to the rally, in our view, were some robust 3rd quarter earnings releases, a sharp drop in energy prices, and guidance updates, particularly as it reflected on consumer activity. The generally strong earnings reports not only provided credence for the portion of the rally that had preceded them, but also underpinned the continuation of the rally through year end.

As volatility levels increased in the markets over the first quarter 2007, there were two significant breaks in trend occurring, interrupting the nearly unbroken run from the summer of ’06. There was no real discernable leadership between growth and value stocks. Within the growth sector, there was mixed cyclical and defensive orientation with sector leadership represented by Industrials, Energy and Consumer Staples. The change in the environment was predicated on a spate of challenging news such as overseas market volatility, mixed signals as to the continuing action by the Federal Reserve on short term interest rates, the emerging and evolving woes of the sub-prime mortgage market, and the potential for those issues to spread into other aspects of the economy.

Fund Performance

Rigel’s methodology is to identify and invest in the current market leadership. These market trends tend to persist for many weeks if not quarters, and shift rather gradually. However on rare occasion, as was the case in July 2006, there will be a radical shift in market leadership leaving us in a position of re-aligning our portfolios. During these time periods we will tend to underperform as we adjust to the current market environment.

Reflecting the more defensive, less cyclical nature of our portfolios at the time, the Rigel Large Cap Growth Fund lagged behind the gain achieved by the Russell 1000 Growth Index in the 4th quarter as we were hampered by underweights in Consumer Discretionary and Energy, and lagging stock

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

selection results within Healthcare and Materials. The most notable individual contributor within the quarter was Celgene, whereas Quest Diagnostics and Caremark were our biggest laggards (both since sold).

As we moved into the start of the new year with a more balanced posture of the Fund, the Rigel Large Cap Growth Equity Fund performed ahead of the benchmark for the first quarter. Returns for the first quarter of 2007 (1/1/07-3/31/07) were:

Rigel U.S. Equity Large Cap Growth Fund	1.38%
S&P 500 Index	0.64%
Russell 1000 Growth Index	1.19%

We were helped by overweightings and outperformance in Health Care and Telecommunications Services, and outperformance in Information Technology. However, the Fund was hindered by overweightings and underperformance in Financials and Materials, and underperformance in Consumer Staples. Best performers in the portfolio included AT&T, Cognizant Technology and Precision Castparts, while biggest detractors included NYSE Group and Moody’s (both since sold), and Infosys Technologies (where the position has been reduced).

Market Outlook

Many of the issues raised in the commentary above suggest increasing risks in the markets ahead. With these issues plus other indicators such as weakening volume and declining breadth, we continue to believe these risks could lead to a continuation of the higher volatility we’ve observed, and quite possibly to additional corrective activity beyond the two periods witnessed earlier this past quarter. Rigel’s disciplines continue to lead us to names that are responsive to the changing nature of the equity environment; furthermore, our risk control disciplines stand ready to defend the portfolio through any adverse market conditions.

Sincerely,

George B. Kauffman, CFA, CIC,
Chairman, CEO, CIO
Rigel Capital, LLC
Portfolio Manager

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

Must be preceded or accompanied by a prospectus.

Opinions expressed are those of George Kauffman, are subject to change at any time, are not guaranteed and are not a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments on pages 8-11 of this report for holdings information.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation.

The Rigel Large Cap Growth Equity Fund is distributed by Quasar Distributors, LLC. (5/07)

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

EXPENSE EXAMPLE at March 31, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/06 - 3/31/07).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

EXPENSE EXAMPLE at March 31, 2007 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/06	3/31/07	10/1/06 - 3/31/07*
Actual	$1,000.00	$1,046.80	$5.05
Hypothetical (5% return	$1,000.00	$1,020.00	$4.99
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

ALLOCATION OF PORTFOLIO ASSETS at March 31, 2007 (Unaudited)

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS - 94.9%	Value
	Aerospace & Defense - 7.0%
26,450	General Dynamics Corp.	$2,020,780
88,325	Honeywell International Inc.	4,068,250
13,781	Precision Castparts Corp.	1,433,913
21,219	United Technologies Corp.	1,379,235
		8,902,178
	Auto Components - 2.2%
29,721	Johnson Controls, Inc.	2,812,201

	Beverages - 0.5%
9,670	PepsiCo, Inc.	614,625

	Biotechnology - 3.0%
46,366	Celgene Corp.*	2,432,360
18,191	Gilead Sciences, Inc.*	1,391,611
		3,823,971
	Capital Markets - 8.7%
64,745	Ameriprise Financial, Inc.	3,699,529
61,114	Charles Schwab Corp.	1,117,775
21,090	Franklin Resources, Inc.	2,548,305
18,978	Morgan Stanley	1,494,707
32,808	State Street Corp.	2,124,318
		10,984,634
	Chemicals - 4.9%
100,415	E. I. du Pont de Nemours and Co.	4,963,513
19,255	Praxair, Inc.	1,212,295
		6,175,808
	Computers & Peripherals - 9.1%
22,610	Apple, Inc.*	2,100,695
60,541	Hewlett-Packard Co.	2,430,116
34,563	International Business Machines Corp.	3,257,908
21,742	Network Appliance, Inc.*	794,018
62,419	NCR Corp.*	2,981,756
		11,564,493
	Diversified Financial Services - 5.7%
1,880	Chicago Mercantile Exchange Holdings, Inc.	1,001,025
62,235	JPMorgan Chase & Co.	3,010,929
15,315	Moody’s Corp.	950,449

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2007 (Unaudited), Continued

Shares		Value
	Diversified Financial Services - 5.7%, Continued
38,510	Principal Financial Group, Inc.	$2,305,594
		7,267,997
	Diversified Telecommunication Services - 2.2%
70,953	AT&T, Inc.	2,797,677

	Electric Utilities - 1.8%
37,165	FPL Group, Inc.	2,273,383

	Electrical Equipment - 0.5%
15,950	Emerson Electric Co.	687,285

	Electronic Equipment & Instruments - 0.6%
10,708	Amphenol Corp.	691,416

	Energy Equipment & Services - 4.8%
48,136	Cameron International Corp.*	3,022,459
21,845	GlobalSantaFe Corp.#	1,347,400
21,145	National-Oilwell Varco Inc.*	1,644,870
		6,014,729
	Health Care Equipment & Supplies - 6.6%
85,867	Baxter International, Inc.	4,522,615
39,345	Stryker Corp.	2,609,360
14,050	Zimmer Holdings, Inc.*	1,200,011
		8,331,986
	Health Care Providers & Services - 7.2%
63,475	AmerisourceBergen Corp.	3,348,306
18,473	Laboratory Corporation of America Holdings*	1,341,694
75,055	McKesson Corp.	4,393,720
		9,083,720
	Hotels, Restaurants & Leisure - 2.1%
59,000	McDonald’s Corp.	2,657,950

	Household Products - 2.2%
15,555	Colgate-Palmolive Co.	1,038,918
27,435	Procter & Gamble Co.	1,732,795
		2,771,713

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2007 (Unaudited), Continued

Shares		Value
	IT Services - 5.6%
18,622	Alliance Data Systems Corp.*	$1,147,488
22,634	Cognizant Technology Solutions Corp.*	1,997,903
38,450	Fiserv, Inc.*	2,040,157
38,863	Infosys Technologies Limited - ADR	1,952,866
		7,138,414
	Life Science Tools & Services - 2.3%
62,736	Thermo Fisher Scientific, Inc.*	2,932,908
	Machinery - 1.7%
30,173	Danaher Corp.	2,155,861
	Media - 5.2%
72,547	Comcast Corp. - Class A*	1,882,595
37,395	DIRECTV Group, Inc.*	862,703
117,530	News Corp. - Class A	2,717,294
32,747	The Walt Disney Co.	1,127,479
		6,590,071
	Oil & Gas - 4.5%
44,454	Noble Energy, Inc.	2,651,681
55,800	XTO Energy, Inc.	3,058,398
		5,710,079
	Pharmaceuticals - 4.6%
44,130	Forest Laboratories, Inc.*	2,270,047
141,384	Schering-Plough Corp.	3,606,706
		5,876,753
	Search, Detection, Navigation,
	Guidance, Aeronautical & Nautical - 0.7%
16,415	Garmin Ltd.#	888,872

	Wireless Telecommunication Services - 1.2%
22,460	America Movil SAB de C.V. - ADR	1,073,363
6,352	NII Holdings, Inc.*	471,191
		1,544,554

	Total Common Stocks (Cost $111,683,114)	120,293,278

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2007 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 6.5%	Value
1,256,550	AIM Liquid Assets	$1,256,550
2,140,927	AIM STIT-STIC Prime Portfolio	2,140,927
3,117,257	AIM STIT-Treasury Portfolio	3,117,257
1,399,583	Fidelity Institutional Government Portfolio	1,399,583
374,442	Fidelity Institutional Money Market Portfolio	374,442
	Total Short-Term Investments
	(Cost $8,288,759)	8,288,759
	Total Investments in Securities
	(Cost $119,971,873) - 101.4%	128,582,037
	Liabilities in Excess of Other Assets - (1.4)%	(1,763,717)
	Net Assets - 100.00%	$126,818,320

*   Non-income producing security.
#   U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2007 (Unaudited)

ASSETS
Investments in securities, at value (cost $119,971,873)	$128,582,037
Receivables:
Securities sold	424,218
Fund shares issued	148,055
Dividends and interest	108,555
Prepaid expenses	41,629
Total assets	129,304,494

LIABILITIES
Payables:
Securities purchased	2,268,652
Due to custodian	98,736
Fund shares redeemed	18
Administration fees	9,471
Audit fees	8,227
Transfer agent fees and expenses	3,925
Advisory fees	79,495
Custody fees	4,189
Fund accounting fees	6,547
Shareholder reporting	4,966
Chief Compliance Officer fee	1,492
Accrued other expenses	456
Total liabilities	2,486,174

NET ASSETS	$126,818,320

Net asset value, offering and redemption price per share
[$126,818,320 / 2,463,728 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$51.47

COMPONENTS OF NET ASSETS
Paid-in capital	$122,813,181
Undistributed net investment income	43,216
Accumulated net realized loss on investments	(4,648,241)
Net unrealized appreciation of investments:	8,610,164
Net assets	$126,818,320

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2007 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$733,761
Interest	260,130
Total income	993,891
Expenses
Advisory fees (Note 3)	494,671
Administration fees (Note 3)	57,752
Fund accounting fees (Note 3)	21,478
Registration fees	19,304
Transfer agent fees and expenses (Note 3)	17,574
Custody fees (Note 3)	14,610
Audit fees	8,227
Trustee fees	4,974
Insurance expense	4,839
Reports to shareholders	4,230
Legal fees	3,335
Chief Compliance Officer fee (Note 3)	2,992
Miscellaneous expense	2,779
Total expenses	656,765
Less: advisory fee waiver (Note 3)	(2,397)
Net expenses	654,368
Net investment income	339,523

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,999,359
Net change in unrealized appreciation on investments	3,696,196
Net realized and unrealized gain on investments	5,695,555
Net increase in net assets
resulting from operations	$6,035,078

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	May 31, 2006*
	March 31, 2007	through
	(Unaudited)	September 30, 2006
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$339,523	$191,401
Net realized gain/(loss)
on investments	1,999,359	(6,647,600)
Net change in unrealized
appreciation on investments	3,696,196	4,913,968
Net increase/(decrease) in net assets
resulting from operations	6,035,078	(1,542,231)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(493,788)	—
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets
derived from net change
in outstanding shares (a)	(8,294,523)	131,113,784
Total increase/(decrease)
in net assets	(2,753,233)	129,571,553
NET ASSETS
Beginning of period	129,571,553	—
End of period	$126,818,320	$129,571,553
Includes undistributed
net investment income of	$43,216	$197,481

(a) A summary of share transactions is as follows:

	Six Months Ended		May 31, 2006*
	March 31, 2007		through
	(Unaudited)		September 30, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	239,419	$12,131,647	2,664,424	$133,011,515
Shares issued
in reinvestment
of distributions	8,658	443,220	—	—
Shares redeemed	(410,003)	(20,869,390)	(38,770)	(1,897,731)
Net increase/(decrease)	(161,926)	$(8,294,523)	2,625,654	$131,113,784

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	Six Months Ended		May 31, 2006*
	March 31, 2007		to
	(Unaudited)		September 30, 2006
Net asset value, beginning of period	$49.35		$50.00

Income from investment operations:
Net investment income	0.13		0.07
Net realized and unrealized gain/(loss)
on investments	2.18		(0.72)
Total from investment operations	2.31		(0.65)

Less distributions:
From net investment income	(0.19)		—
Total distributions	(0.19)		—

Net asset value, end of period	$51.47		$49.35

Total return	4.68%	++	(1.30)%	++

Ratios/supplemental data:
Net assets, end of period (thousands)	$126,818		$129,572

Ratio of expenses to average net assets:
Before expense reimbursement	1.00%	+	0.97%	+
After expense reimbursement	0.99%	+	0.97%	+

Ratio of net investment income
to average net assets:
Before expense reimbursement	0.51%	+	0.47%	+
After expense reimbursement	0.52%	+	0.47%	+

Portfolio turnover rate	123.42%	++	98.05%	++

   *   Commencement of operations.
   +   Annualized.
++    Not annualized.

The accompanying notes are an integral part of these financial statements.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2007 (Unaudited)

NOTE 1 - ORGANIZATION

The Rigel U.S. Equity Large Cap Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund began operations on May 31, 2006.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2007 (Unaudited), Continued

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2007 (Unaudited), Continued

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended March 31, 2007, Rigel Capital, LLC (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended March 31, 2007, the Fund incurred $494,671 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended March 31, 2007, the Advisor reduced its fees in the amount of $2,397; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $2,397 at March 31, 2007. Cumulative expenses subject to recapture expire as follows:

Year	Amount
2010	$2,397

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2007 (Unaudited), Continued

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

For the six months ended March 31, 2007, the Fund incurred $57,752 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian. For the six months ended March 31, 2007, the Fund incurred $21,478, $8,975, and $14,610 in fund accounting, transfer agency, and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the six months ended March 31, 2007, the Fund was allocated $2,992 of the Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2007, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $152,583,694 and $159,475,253, respectively.

NOTE 5 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and non-deductible organizational expenditures.

The tax character for the distributions paid during the six months ended March 31, 2007 and the period ended September 30, 2006 were as follows:

	2007	2006
Ordinary income	$493,788	$—

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2007 (Unaudited), Continued

As of September 30, 2006, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$127,723,550

Gross tax unrealized appreciation	$6,108,281
Gross tax unrealized depreciation	(1,754,810)
Net tax unrealized appreciation	$4,353,471

Undistributed ordinary income	$197,481
Undistributed long-term capital gain	—
Total distributable earnings	$197,481

Other accumulated gains/(losses)	$(6,087,103)
Total accumulated earnings/(losses)	$(1,536,151)

The Fund had no capital loss carryforward. The Fund had $6,087,103 of post-October capital losses deferred at September 30, 2006.

RIGEL U.S. EQUITY LARGE CAP GROWTH FUND

NOTICE TO SHAREHOLDERS at March 31, 2007 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-977-4435, or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2006

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-977-4435. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Form N-Q is also available by calling 1-866-977-4435.

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Advisor
Rigel Capital, LLC
601 Union Street, Suite 3930
Seattle, WA 98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 977-4435

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*  /s/ Eric M. Banhazl
                                   Eric M. Banhazl, President

Date  6/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric M. Banhazl
                                               Eric M. Banhazl, President

Date  6/5/07

By (Signature and Title)*  /s/ Douglas G. Hess
                                              Douglas G. Hess, Treasurer

Date  6/6/07

* Print the name and title of each signing officer under his or her signature.